Finance Costs - Summary of Finance Costs (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)
Material income and expense [abstract]
Interest expense, Corporate bonds	$ 1,798.3		$ 388.7
Lease liabilities	96.9		128.4
Interest expense, Bank loans	11.1		414.2
Interest expense, Others	0.2		8.4
Finance costs	$ 1,906.5	$ 68.3	$ 939.7